Fees Summary	Sep. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,914,470.00
Previously Paid Amount	1,977.21
Total Fee Amount	1,977.21
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 12,914,470.00
Final Prospectus	true